Dividends (Tables)	6 Months Ended
Dec. 31, 2018
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Summary of Dividends Paid

	Half year ended 31 Dec 2018		Half year ended 31 Dec 2017		Year ended 30 June 2018
	Per share US cents	Total US$M	Per share US cents	Total US$M	Per share US cents	Total US$M
Dividends paid during the period(1)
Prior year final dividend	63.0	3,356	43.0	2,291	43.0	2,291
Interim dividend	N/A	–	N/A	–	55.0	2,930

	63.0	3,356	43.0	2,291	98.0	5,221

(1)	5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid annually (31 December 2017: 5.5 per cent; 30 June 2018: 5.5 per cent).